Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds U.S. Small and Mid Cap Equity Fund
Entity Central Index Key	0002026099
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	SMDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 13.86% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-A.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class A (with sales charge) 2	7.31%	9.75%
American Funds U.S. Small and Mid Cap Equity Fund — Class A (without sales charge) 2	13.86%	13.17%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class A shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	SMDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 13.85% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-C.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class C (with sales charge) 2	12.85%	13.17%
American Funds U.S. Small and Mid Cap Equity Fund — Class C (without sales charge) 2	13.85%	13.17%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class C shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-1
Trading Symbol	SMDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 13.88% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-F1.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-1 2	13.88%	13.18%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class F-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-2
Trading Symbol	SMDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 13.85% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-F2.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-2 2	13.85%	13.17%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class F-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-3
Trading Symbol	SMDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 14.12% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-F3.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-3 2	14.12%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class F-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-A
Trading Symbol	CMDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 13.70% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529A.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (with sales charge) 2	9.72%	11.01%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (without sales charge) 2	13.70%	13.08%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-A shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-C
Trading Symbol	CMDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.70% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529C.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (with sales charge) 2	12.70%	13.08%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (without sales charge) 2	13.70%	13.08%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-C shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-E
Trading Symbol	CMDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 13.70% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529E.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-E 2	13.70%	13.09%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-2
Trading Symbol	CMDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 13.68% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529F2.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-2 2	13.68%	13.07%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-F-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-3
Trading Symbol	CMDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 13.97% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529F3.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-3 2	13.97%	13.37%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-F-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-1
Trading Symbol	RMDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.10% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-1 2	14.10%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-2
Trading Symbol	RMDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.13% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R2.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-2 2	14.13%	13.42%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-2E
Trading Symbol	RMDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.13% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R2E.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-2E 2	14.13%	13.44%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-2E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-3
Trading Symbol	RMDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.12% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R3.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-3 2	14.12%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-4
Trading Symbol	RMDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.11% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R4.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-4 2	14.11%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-4 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-5E
Trading Symbol	RMDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.12% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R5E.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-5E 2	14.12%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-5E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-5
Trading Symbol	RMDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 14.11% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R5.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-5 2	14.11%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-5 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-6
Trading Symbol	RMDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 14.14% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R6.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-6 2	14.14%	13.47%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-6 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)